Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Activity with Respect to Shares	The activity with respect to shares during 2023, 2023 and 2022 was as follows:
	SHARES As of December 31,
	2023	2022	2021
Issued as of January 1	188,446,126,794	188,446,126,794	188,446,126,794
Issuance of paid shares	-	-	-
Issuance of outstanding shares	-	-	-
Stock options exercised	-	-	-
Issued as of December 31,	188,446,126,794	188,446,126,794	188,446,126,794

Schedule of Shareholder Composition	As of December 31, 2023, the shareholder composition was as follows:
Corporate Name or Shareholder’s Name	Shares	ADRs (*)	Total	% of equity holding

Santander Chile Holding S.A.	66,822,519,695	-	66,822,519,695	35,46
Teatinos Siglo XXI Inversiones S.A.	59,770,481,573	-	59,770,481,573	31,72
The Bank of New York Mellon		12,799,964,871	12,799,964,871	6,79
Bancos por cuenta de terceros	19,416,795,808	-	19,416,795,808	10,30
AFP por cuentas de terceros	18,392,349,767	-	18,392,349,767	9,76
Corredoras de bolsa por cuenta de terceros	5,029,151,233	-	5,029,151,233	2,67
Otros accionistas minoritarios	6,214,863,847	-	6,214,863,847	3,30
Total	175,646,161,923	12,799,964,871	188,446,126,794	100,00
(*)	American Depository Receipts (ADR) are certificates issued by a U.S. commercial bank to be traded on the U.S. securities markets.
Corporate Name or Shareholder’s Name	Shares	ADRs (*)	Total	% of equity holding
Santander Chile Holding S.A.	66,822,519,695	-	66,822,519,695	35.46
Teatinos Siglo XXI Inversiones S.A.	59,770,481,573	-	59,770,481,573	31.72
The Bank New York Mellon	-	19,845,850,871	19,845,850,871	10.53
Banks on behalf of third parties	16,841,385,216	-	16,841,385,216	8.94
Pension funds (AFP) on behalf of third parties	13,742,809,166	-	13,742,809,166	7.29
Stock brokers on behalf of third parties	6,122,497,451	-	6,122,497,451	3.25
Other minority holders	5,300,582,822	-	5,300,582,822	2.81
Total	168,600,275,923	19,845,850,871	188,446,126,794	100.00
Corporate Name or Shareholder’s Name	Shares	ADRs (*)	Total	% of equity holding
Santander Chile Holding S.A.	66,822,519,695	-	66,822,519,695	35.46
Teatinos Siglo XXI Inversiones S.A.	59,770,481,573	-	59,770,481,573	31.72
The Bank New York Mellon	-	20,710,338,871	20,710,338,871	10.99
Banks on behalf of third parties	17,318,500,798	-	17,318,500,798	9.19
Pension funds (AFP) on behalf of third parties	11,949,134,854	-	11,949,134,854	6.34
Stock brokers on behalf of third parties	5,870,596,720	-	5,870,596,720	3.12
Other minority holders	6,004,554,283	-	6,004,554,283	3.18
Total	167,735,787,923	20,710,338,871	188,446,126,794	100.00

Schedule of Basic and Diluted Earnings Per Share	As of December 31, 2023, 2022 and 2021 the basic and diluted earnings per share were as follows:
	As of December 31,
	2023	2022	2021
	MCh$	MCh$	MCh$

a) Basic earnings per share
Total attributable to the shareholders of the Bank	579,427	792,276	842,467
Weighted average number of outstanding shares	188,446,126,794	188,446,126,794	188,446,126,794
Basic earnings per share (in Ch$)	3.075	4.204	4.471
Basic earnings per share from continuing operations (in Ch$)	3.075	4.204	4.471
Basic earnings per share from discontinued operations (in Ch$)		-	-

b) Diluted earnings per share
Total attributable to the shareholders of the Bank	579,427	792,276	842,467
Weighted average number of outstanding shares	188,446,126,794	188,446,126,794	188,446,126,794
Adjusted number of shares	188,446,126,794	188,446,126,794	188,446,126,794
Diluted earnings per share (in Ch$)	3.075	4.204	4.471
Diluted earnings per share from continuing operations (in Ch$)	3.075	4.204	4.471
Diluted earnings per share from discontinued operations (in Ch$)	-	-	-

Schedule of Other Comprehensive Income from Available for Sale Investments and Cash Flow Hedges	Other comprehensive income from available for sale investments and cash flow hedges:
	For the years ended December 31,
	2023	2022	2021
	MCh$	MCh$	MCh$

Debt instruments at FVOCI
As of January 1,	(109,392)	(112,223)	102,855
Gain (losses) on the re-measurement of debt instruments at FVOCI, before tax	145,257	23,004	(233,109)
Recycling from other comprehensive income to income for the year	-	-	-
Net realized gains	(125,613)	(20,173)	18,031
Subtotals	19,644	2,831	(215,078)
Total	(89,748)	(109,392)	(112,223)

Cash flow hedges
As of January 1,	(118,838)	(373,581)	(136,765)
Gains (losses) on the re-measurement of cash flow hedges, before tax	243,366	298,029	(211,122)
Recycling adjustments on cash flow hedges, before tax	(40,112)	(43,286)	(25,694)
Amounts removed from equity and included in carrying amount of non-financial asset (liability) which acquisition or incurrence was hedged as a highly probable transaction	-	-	-
Subtotals	203,254	254,743	(236,816)
Total	84,416	(118,838)	(373,581)

Other comprehensive income, before taxes	(5,332)	(228,230)	(485,804)

Income tax related to other comprehensive income components
Income tax relating to debt instruments at FVOCI	24,231	29,536	31,650
Income tax relating to cash flow hedges	(22,792)	32,086	100,867
Total	1,439	61,622	132,517

Other comprehensive income, net of tax	(3,893)	(166,608)	(353,287)
Attributable to:
Shareholders of the Bank	(5,242)	(167,147)	(353,849)
Non-controlling interest	1,349	539	562

Schedule of Perpetual Bonds	As of December 31, 2023 and 2022 the balance of the perpetual bonds was as follow:
	As of December 31,
	2023	2022
	MCh$	MCh$

Perpetual bond	608,721	590,247
Totals	608,721	590,247
	As of December 31,
	2023	2022
	MCh$	MCh$
US$ Bonds	608,721	590,247
Total	608,721	590,247

Schedule of Bank’s Debts, both Current and Non-Current	Debts classified as current are either demand obligations or will mature in one year or less. All other debts are classified as non-current. The Bank’s debts, both current and non-current, are summarised below:
	As of December 31, 2023			As of December 31, 2022
	Current	Non-current	Total	Current	Non-current	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Perpetual bonds	-	608,721	608,721	-	590,247	590,247
Total	-	608,721	608,721	-	590,247	590,247

Schedule of Placement of Perpetual Bond	The terms of the perpetual bonds were as follows:
Series	Currency	Amount	Terms (years)	Interest Rate (Annual)	Issuance date	Principal Amount USD	Maturity date
AT1 Bond	USD	700,000,000	-	4.63	10-21-2021	700,000,000	-
Total USD		700,000,000				700,000,000

Schedule of Regulatory Capital Financial Instruments	The movement of the balance of regulatory capital financial instruments issued as of December 31, 2023 and 2022, is as follows:
	2023	2022	2021
	MCh$	MCh$	MCh$
Balances as of January 01,	590,247	598,136	-
New issuances		-	564,356
Interest rate and fx exchange	18,474	(7,889)	33,780
Balances as of December 31,	608,721	590,247	598,136